Document and Entity Information	Sep. 01, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 01, 2021
Entity Registrant Name	Brown-Forman Corporation
Entity Central Index Key	0000014693
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-00123
Entity Tax Identification Number	61-0143150
Entity Address, Address Line One	850 Dixie Highway,
Entity Address, City or Town	Louisville,
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40210
City Area Code	(502)
Local Phone Number	585-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock (voting), $0.15 par value
Trading Symbol	BFA
Security Exchange Name	NYSE
Nonvoting Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class B Common Stock (nonvoting), $0.15 par value
Trading Symbol	BFB
Security Exchange Name	NYSE
One Point Two Percent Notes Due in Fiscal Two Thousand Twenty Seven [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.200% Notes due 2026
Trading Symbol	BF26
Security Exchange Name	NYSE
Two Point Six Percent Notes Due in Fiscal Two Thousand Twenty Nine [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.600% Notes due 2028
Trading Symbol	BF28
Security Exchange Name	NYSE